Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Estimated Salvage Value Per Light Weight Ton of Vessel	250
Ship Owning Crew Contract Term (Month)		270 days
Percentage of Annual Increase in Internal Budget for Operating Expense	1.50%
Number of Reportable Segments	1
Minimum [Member]
Lessor, Operating Lease, Term of Contract (Day)	20 days
Lessor, Operating Lease, Renewal Term (Month)	120 days
Maximum [Member]
Lessor, Operating Lease, Term of Contract (Day)	3 years
Lessor, Operating Lease, Option to Renewal Term (Month)	1 year
Lessor, Operating Lease, Renewal Term (Month)	33 years
Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years